1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com WILLIAMBIELEFELD william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

July 21, 2017

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attn: Christina DiAngelo Fettig/ Trace Rakestraw

Re:	Hercules Capital, Inc.
Registration Statement on Form N-2
File Number: 333-214767

Ladies and Gentlemen:

On behalf of Hercules Capital, Inc. (the “Registrant”), electronically transmitted for filing is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s registration statement on Form N-2 (File No. 333-214767) (“Registration Statement”). This filing is being made for the purpose of (i) incorporating comments received from the Securities and Exchange Commission staff in connection with its review of the Registration Statement and (ii) making other changes to the Registration Statement, including the prospectus therein, to update financial information and provide more current disclosure.

If you have any questions, please feel free to contact the undersigned by telephone at 202.261.3386 (or by email at william.bielefeld@dechert.com). Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ William Bielefeld

William Bielefeld

cc:	Mark Harris, Hercules Capital, Inc.

Melanie Grace, Hercules Capital, Inc.

Ian Hartman, Dechert LLP

Jay Alicandri, Dechert LLP